Summary of Long Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 11.5% Senior Secured Notes	Dec. 31, 2010 11.5% Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 11.75% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, par value	$ 315,000	$ 350,000	$ 396,000	$ 396,000	$ 345,000